Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 249,679	¥ 258,180
Held-to-maturity Securities
Gain (Loss) on Investments [Line Items]
Impairment loss on securities	¥ 0	0	¥ 0
Orient Corporation
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 132,817	124,830
Equity method Investments, aggregated market values	¥ 273,249	¥ 277,508